ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill	$ 6,276	$ 5,317
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	561
Accounts receivable and other	1,247
Inventory	67
Equity accounted investments	75
Investment properties	3,010
Property, plant and equipment	4,933
Intangible assets	669
Goodwill	1,213
Deferred income tax assets	829
Total assets	12,604
Less:
Accounts payable and other	(1,441)
Non-recourse borrowings	(3,227)
Deferred income tax liabilities	(387)
Non-controlling interests	(637)
Total liabilities	(5,692)
Net assets acquired	6,912
Consideration	6,303
Total | Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	124
Accounts receivable and other	294
Inventory	1
Equity accounted investments	43
Investment properties	3,010
Property, plant and equipment	1,374
Intangible assets	28
Goodwill	68
Deferred income tax assets	212
Total assets	5,154
Less:
Accounts payable and other	(304)
Non-recourse borrowings	(796)
Deferred income tax liabilities	(24)
Non-controlling interests	(52)
Total liabilities	(1,176)
Net assets acquired	3,978
Consideration	3,761
Total | Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	200
Accounts receivable and other	236
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	2,883
Intangible assets	258
Goodwill	142
Deferred income tax assets	0
Total assets	3,719
Less:
Accounts payable and other	(325)
Non-recourse borrowings	(1,979)
Deferred income tax liabilities	(209)
Non-controlling interests	(21)
Total liabilities	(2,534)
Net assets acquired	1,185
Consideration	1,185
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	21
Accounts receivable and other	249
Inventory	3
Equity accounted investments	16
Investment properties	0
Property, plant and equipment	487
Intangible assets	17
Goodwill	770
Deferred income tax assets	7
Total assets	1,570
Less:
Accounts payable and other	(239)
Non-recourse borrowings	(185)
Deferred income tax liabilities	(84)
Non-controlling interests	(540)
Total liabilities	(1,048)
Net assets acquired	522
Consideration	522
Total | Private Equity and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	216
Accounts receivable and other	468
Inventory	63
Equity accounted investments	16
Investment properties	0
Property, plant and equipment	189
Intangible assets	366
Goodwill	233
Deferred income tax assets	610
Total assets	2,161
Less:
Accounts payable and other	(573)
Non-recourse borrowings	(267)
Deferred income tax liabilities	(70)
Non-controlling interests	(24)
Total liabilities	(934)
Net assets acquired	1,227
Consideration	$ 835